Net Commission Income - Schedule of Fee and Commission Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fee and commission income (expense) [abstract]
Funds transfer	€ 1,172	€ 1,103	€ 1,014
Securities business	532	497	570
Insurance broking	176	181	185
Asset management fees	116	91	74
Brokerage and advisory fees	548	477	436
Other	1,321	1,232	1,132
Total Fee and commission income	€ 3,865	€ 3,581	€ 3,411